PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2017
Opening net carrying amount	27,918,175	45,522,495	656,467	100,202	16,174,232	90,371,571
Reclassifications and internal transfers	5,334,951	9,722,364	9,064	11,439	(15,077,818)	—
Transfer to intangible assets (note 5)	—	—	—	—	(76,179)	(76,179)
Transfer to land use rights (note 8)	—	—	—	—	(396,398)	(396,398)
Transfer to investment properties (note 7)	(157,150)	—	—	—	—	(157,150)
Additions	8,941	1,068,129	36,667	47,804	9,602,162	10,763,703
Acquisition of subsidiaries	889,597	2,600,315	3,410	1,714	99,934	3,594,970
Disposal of subsidiaries	(86,945)	(62,814)	(5,269)	(2,114)	(108,479)	(265,621)
Disposals	(37,678)	(1,140,096)	(13,084)	(1,123)	(334,329)	(1,526,310)
Government grants	(3,585)	(105,979)	—	-	—	(109,564)
Depreciation	(1,577,363)	(4,803,886)	(145,287)	(28,239)	—	(6,554,775)
Impairment losses	(564)	(15,636)	—	—	—	(16,200)
Currency translation differences	(156)	(196)	(60)	(58)	—	(470)

Closing net carrying amount	32,288,223	52,784,696	541,908	129,625	9,883,125	95,627,577

As at December 31, 2017
Cost	48,990,555	101,005,277	2,873,825	561,597	9,995,123	163,426,377
Accumulated depreciation and impairment	(16,702,332)	(48,220,581)	(2,331,917)	(431,972)	(111,998)	(67,798,800)

Net carrying amount	32,288,223	52,784,696	541,908	129,625	9,883,125	95,627,577

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2018
Opening net carrying amount	32,288,223	52,784,696	541,908	129,625	9,883,125	95,627,577
Reclassifications and internal transfers	3,204,611	3,600,371	75,277	5,149	(6,885,408)	—
Government grants	(468)	(113,481)	—	—	—	(113,949)
Transfer to intangible assets (note 5)	—	—	—	—	(525,216)	(525,216)
Transfer to land use rights (note 8)	—	—	—	—	(382,242)	(382,242)
Transfer to investment properties (note 7)	(11,039)	—	—	—	—	(11,039)
Transfer from investment properties (note 7)	21,773	—	—	—	—	21,773
Additions	230,243	1,998,717	31,668	48,912	8,025,615	10,335,155
Acquisition of subsidiaries	4,633,728	4,026,062	17,443	5,937	3,149,060	11,832,230
Disposal of subsidiaries	—	(472)	(101)	(53)	(8,893)	(9,519)
Disposals	(251,212)	(2,505,158)	(39,827)	(3,347)	(275,391)	(3,074,935)
Depreciation	(1,266,607)	(6,087,890)	(116,807)	(28,018)	—	(7,499,322)
Impairment losses	—	(7,061)	—	—	(389)	(7,450)
Currency translation differences	99	146	34	27	—	306

Closing net carrying amount	38,849,351	53,695,930	509,595	158,232	12,980,261	106,193,369

As at December 31, 2018
Cost	56,620,994	103,608,492	2,538,835	603,593	13,092,648	176,464,562
Accumulated depreciation and impairment	(17,771,643)	(49,912,562)	(2,029,240)	(445,361)	(112,387)	(70,271,193)

Net carrying amount	38,849,351	53,695,930	509,595	158,232	12,980,261	106,193,369

Schedule of depreciation expenses recognized in profit or loss

	2016	2017	2018
Cost of sales	6,399,010	6,387,773	7,291,380
General and administrative expenses	181,708	160,076	201,337
Selling and distribution expenses	9,530	6,926	6,605

	6,590,248	6,554,775	7,499,322